Restricted net assets	12 Months Ended
Dec. 31, 2012
Restricted net assets
Restricted net assets

26. Restricted net assets

        Relevant PRC laws and regulations permit payments of dividends by the subsidiaries and the VIEs incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company's subsidiaries and VIEs can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserve. The statutory general reserve fund (see Note 3(23)) requires annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The restricted portion amounted to approximately RMB811.0 million or 20.2% of the Company's total consolidated net assets as of December 31, 2012. The Company requires cash resources from its PRC subsidiaries and VIEs to pay dividends to the Company's shareholders. There were immaterial undistributed retained earnings by the equity accounted investees in the consolidated retained earnings because majority of them have been loss making.